Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated October 11, 2013

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisors”:

Portfolio Managers

Alexander L. Thorndike, Managing Partner at Century Capital. He has managed a portion of the Fund since 2008.

Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has co-managed a portion of the Fund since 1997.

John A. Heffern, Managing Partner and Senior Portfolio Manager at Chartwell. He has co-managed a portion of the Fund since 2006.

Gary C. Hatton, CFA, co-Founder and Chief Investment Officer of Granahan. He has co-managed a portion of the Fund since 1998.

Jane M. White, co-Founder, President, and Chief Executive Officer of Granahan. She has co-managed a portion of the Fund since 2000.

Jennifer M. Pawloski, Vice President of Granahan. She has co-managed a portion of the Fund since January 2014.

John V. Schneider, CFA, Vice President of Granahan. He has co-managed a portion of the Fund since January 2014.

Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has managed a portion of the Fund since 2005.

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has managed a portion of the Fund since 2013.

Kenneth L. Abrams, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 1994.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since 2006 (co-managed since 2012).

James P. Stetler, Principal of Vanguard. He has co-managed a portion of the Fund since 2012.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed a portion of the Fund since 2012.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisors:

The managers primarily responsible for the day-to-day management of the Fund are:

Alexander L. Thorndike, Managing Partner at Century Capital. He has worked in investment management since 1988, has managed investment portfolios for Century Capital since 1999, and has managed a portion of the Fund since 2008. Education: A.B., Harvard University; M.B.A., J.L. Kellogg Graduate School of Management at Northwestern University.

Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has managed equity funds since 1984 and has co-managed a portion of the Fund since 1997. Education: B.S., State University of New York; M.B.A., University of Pennsylvania.

John A. Heffern, Managing Partner and Senior Portfolio Manager at Chartwell. He has worked in investment management since 1988, has been with Chartwell since 2005, and has co-managed a portion of the Fund since 2006. Education: B.S. and M.B.A., University of North Carolina at Chapel Hill.

Gary C. Hatton, CFA, co-Founder and Chief Investment Officer of Granahan. He has worked in investment management since 1982, has been with Granahan since 1985, and has co-managed a portion of the Fund since 1998. Education: B.S., University of Rhode Island; M.S., University of Wisconsin.

Jane M. White, co-Founder, President, and Chief Executive Officer of Granahan. She has worked in investment management since 1980, has been with Granahan since 1985, and has co-managed a portion of the Fund since 2000. Education: B.A., Boston University.

Jennifer M. Pawloski, Vice President of Granahan. She has worked in investment management since 1993, has been with Granahan since 2007, has managed investment portfolios since 2008, and has co-managed a portion of the Fund since January 2014. Education: B.S., Bentley College.

John V. Schneider, CFA, Vice President of Granahan. He has worked in investment management since 2000, has been with Granahan since 2006, has managed investment portfolios since 2007, and has co-managed a portion of the Fund since January 2014. Education: A.B., Dartmouth College.

Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has worked in investment management since 1967; founded Kalmar Investments Inc., the sister company of Kalmar, in 1982; and has managed a portion of the Fund since 2005. Education: B.A., Yale University; M.B.A., Columbia University.

Ryan E. Crane, CFA, Chief Investment Officer of SIMG. He has worked in investment management since 1995, has been with SIMG since 2005, and has managed a portion of the Fund since 2013. Education: B.S., University of Houston.

Kenneth L. Abrams, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management with Wellington Management since 1986 and has managed a portion of the Fund since 1994. Education: B.A. and M.B.A., Stanford University.

James D. Troyer, CFA, Principal of Vanguard. He has managed investment portfolios since 1986, has been with Vanguard since 1989, and has managed a portion of the Fund since 2006 (co-managed since 2012). Education: A.B., Occidental College.

James P. Stetler, Principal of Vanguard. He has been with Vanguard since 1982, has worked in investment management since 1996, has managed investment portfolios since 2003, and has co-managed a portion of the Fund since 2012. Education: B.S., Susquehanna University; M.B.A., Saint Joseph’s University.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2001, and has co-managed a portion of the Fund since 2012. Education: B.S., Bloomsburg University; M.S., Drexel University.

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© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 24 012014

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated October 11, 2013

Statement of Additional Information Text Changes

All references to John J. Granahan in the Investment Advisory Services section are removed.

The following replaces similar text under “1. Other Accounts Managed” on page B-36:

Gary C. Hatton, Jane M. White, Jennifer M. Pawloski, and John V. Schneider co-manage a portion of Vanguard Explorer Fund; as of October 31, 2013, the Fund held assets of $12.1 billion. As of October 31, 2013, Mr. Hatton, Ms. White, Ms. Pawloski, and Mr. Schneider also co-managed two other registered investment companies with total assets of $1.2 billion (advisory fee based on account performance for one of these accounts with total assets of $869.6 million), and Mr. Hatton also managed two other pooled investment vehicles with total assets of $107.9 million (advisory fees not based on account performance).

The following replaces similar text under “3. Description of Compensation” on page B-37:

The Granahan Portfolio is managed by the portfolio management team of Gary C. Hatton, Jane M. White, Jennifer M. Pawloski, and John V. Schneider. The portfolio managers’ compensation is made up of a base salary plus a performance bonus. Base salary for portfolio managers varies depending on qualitative and quantitative factors such as salary levels in the industry, experience, length of employment, and the nature and number of other duties for which he or she has responsibility. The performance bonus is based on a number of factors including the one- and three-year returns, before management fees and taxes, of each account managed relative to its benchmark (an equal combination of the Russell 2500 Growth Index and the Russell 2000 Growth Index for the Granahan Portfolio); the one- and three-year returns, before management fees and taxes, of each account managed relative to the benchmark sector for which that manager has responsibility; and the value of the assets managed by that manager. Additionally, members of the portfolio management team receive a share of Granahan profits either in the form of dividends for shareholders or via the company’s profit-sharing program for nonshareholders.

The following replaces similar text under “4. Ownership of Securities” on page B-37:

As of October 31, 2013, Mr. Hatton and Ms. White each owned shares of the Fund within the $10,001–$50,000 range.

As of October 31, 2013, Ms. Pawloski and Mr. Schneider did not own shares of the Fund.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 024A 012014